Annual Total Returns [BarChart] - Legg Mason Global Infrastructure ETF - Legg Mason Global Infrastructure ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2017	19.84%
Annual Return 2018	(6.34%)
Annual Return 2019	24.69%
Annual Return 2020	(3.75%)